Goodwill and Intangible Assets - Schedule of Intangible Assets are Amortized Over their Estimated Useful Lives (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Cost:
Total intangible assets	$ 6,572
Accumulated amortization:
Total accumulated amortization	(225)
Total intangible assets, net	$ 6,347
Developed technology [Member]
Cost:
Weighted Average Amortization Period	15 years
Total intangible assets	$ 5,810
Accumulated amortization:
Total accumulated amortization	$ (187)
Customer relationships [Member]
Cost:
Weighted Average Amortization Period	13 years
Total intangible assets	$ 739
Accumulated amortization:
Total accumulated amortization	$ (30)
Software [Member]
Cost:
Weighted Average Amortization Period	5 years
Total intangible assets	$ 23
Accumulated amortization:
Total accumulated amortization	$ (8)